CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 102,752	$ 147,468
Accounts receivable, prepaids and other	12,651	20,603
Value-added and other tax receivables	13,657	21,335
Inventories (Note 6)	233,971	206,445
Current assets	363,031	395,851
Long-term investments (Note 7)	4,155	9,744
Value-added tax receivables	22,185	22,318
Mining interests - owned by subsidiaries	2,035,097	2,124,133
Investments in joint ventures (accounted for using the equity method)	72,078	65,830
Other assets (Note 9)	40,351	39,848
Deferred income taxes (Note 16)	10,907	27,433
Total assets	2,547,804	2,685,157
Current
Accounts payable and accrued liabilities	80,318	95,092
Current income and other taxes payable	66,904	26,448
Current portion of derivative instruments at fair value (Note 14)	360	4,952
Current portion of long-term debt (Note 10)	25,008	302,630
Current portion of prepaid sales (Note 13)	30,000	60,000
Current portion of mine restoration provisions (Note 11)	3,170	1,819
Other current liabilities	1,490	3,603
Total current liabilities	207,250	494,544
Derivative instruments at fair value (Note 14)	1,477	0
Long-term debt (Note 10)	454,527	399,551
Prepaid sales (Note 13)	0	30,000
Mine restoration provisions (Note 11)	114,051	96,627
Deferred income taxes (Note 16)	103,384	81,518
Employee benefits obligation	12,063	14,708
Other long-term liabilities	2,199	1,816
Total liabilities	894,951	1,118,764
Shareholders’ equity
Share capital issued: 994,621,917 common shares (Dec 31, 2017 – 980,932,908)	2,234,050	2,197,267
Contributed surplus	70,889	60,039
Accumulated other comprehensive loss	(146,153)	(94,294)
Deficit	(547,839)	(610,908)
Equity attributable to owners of parent	1,610,947	1,552,104
Non-controlling interests	41,906	14,289
Total equity	1,652,853	1,566,393
Total equity and liabilities	2,547,804	2,685,157
Commitments (Note 21)